Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 295	$ 276	$ 239
Charged to Cost and Expense	43	53	104
Amounts Written Off	(41)	(37)	(109)
Translation Adjustment	(24)	3	42
Balance at End of Period	$ 273	$ 295	$ 276